SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplementary Financial Statement Information [Line Items]
Revenues	$ 19,388	$ 11,538	$ 1,554
Royalty [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	707	1,616	1,174
Sale of IP and license revenue [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	18,599	9,796	380
Service, Other [Member]
Supplementary Financial Statement Information [Line Items]
Revenues	$ 82	$ 126	$ 0